Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets at fair value through profit or loss	$ 18,153,916		$ 18,456,932
Financial assets at fair value through other comprehensive income	13,774,749		17,209,328
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	110,653,397		104,993,968
Receivables	33,731,393		34,994,933
Refundable deposits	1,643,661	$ 52,396	1,992,400
Other financial assets	12,506,177		3,739,224
Total	190,463,293		181,386,785
Financial liabilities at fair value through profit or loss	57,163		901,000
Financial liabilities measured at amortized cost
Short-term loans	8,408,772	$ 268,051	8,515,000
Payables	45,297,553		42,259,798
Bonds payable (current portion included)	50,228,305		30,051,568
Long-term loans (current portion included)	14,331,790		36,476,909
Lease liabilities	6,000,846		6,419,016
Guarantee deposits (current portion included)	40,867,857		42,874,494
Total	$ 165,192,286		$ 167,497,785